ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
ACCOUNTS RECEIVABLE, NET

6.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consist of the following:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Accounts receivable	1,069,021	1,321,453	8,127
Less: allowance for expected credit losses	(54,508)	(204,363)	(1,257)
Accounts receivable, net	1,014,513	1,117,090	6,870

Accounts receivable are non-interest bearing and are generally on terms of 30 days.

The following table presents the activity in the allowance for expected credit losses:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Balance at the beginning of the year	27,805	54,508	335
Addition	26,703	149,855	922
Balance at the end of the year	54,508	204,363	1,257